UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch New Jersey Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                    Face
                    Amount     Municipal Bonds                                                                               Value
===================================================================================================================================
New Jersey - 96.0%
-----------------------------------------------------------------------------------------------------------------------------------
                    $2,500     Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff Township
                               Board of Education Project), 5% due 4/01/2032                                               $  2,639
                    ---------------------------------------------------------------------------------------------------------------
                               Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                               Recovery Revenue Refunding Bonds, AMT:
                       340         Series A, 7.50% due 12/01/2010                                                               340
                       240         Series B, 7.50% due 12/01/2009                                                               240
                    ---------------------------------------------------------------------------------------------------------------
                     1,100     Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                            1,174
                    ---------------------------------------------------------------------------------------------------------------
                     2,450     Delaware River Joint Toll Bridge Commission, New Jersey, Bridge Revenue Refunding Bonds,
                               5% due 7/01/2024                                                                               2,565
                    ---------------------------------------------------------------------------------------------------------------
                     4,135     Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds, Series
                               B, 5.24%* due 11/01/2027 (d)                                                                   1,447
                    ---------------------------------------------------------------------------------------------------------------
                               Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                               Revenue Bonds, Series A (d):
                     1,640         5.80% due 11/01/2022                                                                       1,855
                     2,080         5.75% due 11/01/2028                                                                       2,494
                    ---------------------------------------------------------------------------------------------------------------
                     1,705     Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                               (Golf Course Projects), 5.25% due 6/01/2026                                                    1,850
                    ---------------------------------------------------------------------------------------------------------------
                       520     Middlesex County, New Jersey, Improvement Authority, Senor Revenue Bonds, (Heldrich Center
                               Hotel/Conference Project), Series A, 5% due 1/01/2032                                            509
                    ---------------------------------------------------------------------------------------------------------------
                     1,000     Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding
                               Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                                          1,068
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Cigarette Tax Revenue Bonds:
                       520         5.625% due 6/15/2019                                                                         559
                       400         5.75% due 6/15/2029                                                                          429
                       125         5.50% due 6/15/2031                                                                          131
                       230         5.75% due 6/15/2034                                                                          246
                    ---------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New Jersey Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
EDA           Economic Development Authority
EDR           Economic Development Revenue Bonds
GO            General Obligation Bonds
IDR           Industrial Development Revenue Bonds
M/F           Multi-Family
RIB           Residual Interest Bonds
VRDN          Variable Rate Demand Notes

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                    Face
                    Amount     Municipal Bonds                                                                               Value
===================================================================================================================================
                               New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey):
                    $  600         5.25% due 6/01/2024                                                                     $    640
                       500         5.25% due 6/01/2032                                                                          532
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home):
                     1,330         Series A, 6.375% due 11/01/2031                                                            1,371
                     1,630         Series B, 5.75% due 11/01/2031                                                             1,631
                    ---------------------------------------------------------------------------------------------------------------
                     1,500     New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
                               Homestead Project), Series A, 5.80% due 11/01/2031                                             1,547
                    ---------------------------------------------------------------------------------------------------------------
                     1,250     New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014              1,305
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds (e):
                     1,675         Series A, 4.95%* due 7/01/2021                                                               818
                     2,100         Series A, 5% due 7/01/2029                                                                 2,209
                       880         Series A, 5% due 7/01/2034                                                                   923
                    ---------------------------------------------------------------------------------------------------------------
                       425     New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                               Series A, 7.25% due 11/15/2031                                                                   452
                    ---------------------------------------------------------------------------------------------------------------
                     2,500     New Jersey EDA, Revenue Refunding Bonds (RWJ Health Care Corporation), 6.50% due
                               7/01/2024 (d)                                                                                  2,557
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey EDA, School Facilities Construction Revenue Bonds:
                       400         Series I, 5% due 9/01/2027                                                                   415
                     1,700         Series L, 5% due 3/01/2030 (d)                                                             1,792
                    ---------------------------------------------------------------------------------------------------------------
                     1,000     New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.),
                               AMT, Series A, 5.30% due 6/01/2015                                                             1,059
                    ---------------------------------------------------------------------------------------------------------------
                     3,000     New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
                               6.25% due 9/15/2019                                                                            2,544
                    ---------------------------------------------------------------------------------------------------------------
                     2,000     New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A, 5.25%*
                               due 3/15/2021 (e)                                                                                993
                    ---------------------------------------------------------------------------------------------------------------
                     3,500     New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                               due 6/15/2010 (a)(f)                                                                           4,017
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                     1,150        (Pascack Valley Hospital Association), 6.625% due 7/01/2036                                 1,138
                     2,500        (Robert Wood Johnson University Hospital), 5.75% due 7/01/2025                              2,706
                     1,500        (South Jersey Hospital), 6% due 7/01/2026                                                   1,605
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                       910        (Atlantic City Medical Center), 6.25% due 7/01/2017                                         1,035
                     1,500        (Bayshore Community Hospital), 5.125% due 7/01/2032 (i)                                     1,552
                       600        (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                   642
                     1,250        (Saint Clare's Hospital Inc.), Series A, 4.75% due 7/01/2025 (i)                            1,260
                       400        (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                     455
                    ---------------------------------------------------------------------------------------------------------------
                       100     New Jersey Sports and Exposition Authority, State Contract Revenue Refunding Bonds, VRDN,
                               Series B-1, 2.93% due 3/01/2021 (e)(k)                                                           100
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                    Face
                    Amount     Municipal Bonds                                                                               Value
===================================================================================================================================
                    $  800     New Jersey State Educational Facilities Authority, Higher Education, Capital Improvement
                               Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                                           $    860
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey State Educational Facilities Authority Revenue Bonds:
                     1,685        (Bloomfield College), Series A, 6.85% due 7/01/2030                                         1,721
                       750        (Georgian Court College Project), Series C, 6.50% due 7/01/2033                               848
                     1,000        (New Jersey Institute of Technology), Series G, 5.25% due 7/01/2019 (e)                     1,090
                     1,120        (Public Library Project Grant Issue), Series A, 5.50% due 9/01/2019 (a)                     1,248
                     1,000        (Rider University), Series A, 5.125% due 7/01/2028 (i)                                      1,052
                       715        (Rowan University), Series C, 5.125% due 7/01/2028 (e)                                        761
                       650        (Rowan University), Series C, 5% due 7/01/2034 (e)                                            682
                    ---------------------------------------------------------------------------------------------------------------
                     1,000     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Princeton
                               Theological Seminary), 5% due 7/01/2026                                                        1,056
                    ---------------------------------------------------------------------------------------------------------------
                     2,175     New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program Revenue
                               Bonds, Series A, 4.70% due 11/01/2025 (d)                                                      2,210
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, AMT (b):
                     5,225         RIB, Series 1012, 6.259% due 11/01/2035 (c)                                                5,296
                     7,315         Series A, 4.90% due 11/01/2035                                                             7,379
                    ---------------------------------------------------------------------------------------------------------------
                               New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                               Refunding Bonds, Series B (e):
                       940         6.50% due 6/15/2010                                                                        1,090
                     1,560         6.50% due 6/15/2010 (g)                                                                    1,799
                     1,435         5.50% due 12/15/2015                                                                       1,645
                     1,800         5.50% due 12/15/2021                                                                       2,092
                    ---------------------------------------------------------------------------------------------------------------
                     1,510     New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%* due
                               1/01/2035 (a)                                                                                    958
                    ---------------------------------------------------------------------------------------------------------------
                     1,000     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5% due
                               1/01/2027 (b)                                                                                  1,051
                    ---------------------------------------------------------------------------------------------------------------
                       970     Newark, New Jersey, Health Care Facility, Revenue Refunding Bonds (New Community Urban
                               Renewal), Series A, 5.20% due 6/01/2030 (h)(j)                                                 1,032
                    ---------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Consolidated Revenue Bonds:
                     1,000         85th Series, 5.20% due 9/01/2018                                                           1,114
                     1,000         93rd Series, 6.125% due 6/01/2094                                                          1,204
                    ---------------------------------------------------------------------------------------------------------------
                               Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                               International Air Terminal LLC), AMT (e):
                     1,000         RIB, Series 157, 8.19% due 12/01/2022 (c)                                                  1,154
                     1,750         Series 6, 6.25% due 12/01/2011                                                             1,990
                    ---------------------------------------------------------------------------------------------------------------
                     1,500     South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20% due
                               1/01/2023                                                                                      1,559
                    ---------------------------------------------------------------------------------------------------------------
                     1,095     Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041         1,183
                    ---------------------------------------------------------------------------------------------------------------
                     2,000     Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds (Ogden
                               Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)                          2,184
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                    Face
                    Amount     Municipal Bonds                                                                               Value
===================================================================================================================================
                               University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                    $1,030         5.50% due 12/01/2027                                                                    $  1,142
                     1,500         5% due 12/01/2031                                                                          1,564
===================================================================================================================================
Guam - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
                       750     Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033           821
===================================================================================================================================
Puerto Rico - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
                     1,170     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25% due
                               7/01/2029 (d)                                                                                  1,260
                     1,345     Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
                               Authority, Special Facilities Revenue Bonds (American Airlines Inc.), Series A, 6.45%
                               due 12/01/2025                                                                                 1,009
===================================================================================================================================
U.S. Virgin Islands - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
                     1,400     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
                               Project), AMT, 6.50% due 7/01/2021                                                             1,588
                       750     Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                               Refinery), AMT, 5.875% due 7/01/2022                                                             808
                    ---------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $99,259) - 101.3%                                              105,294
===================================================================================================================================

                    Shares
                    Held       Short-Term Securities
===================================================================================================================================
                       822     CMA New Jersey Municipal Money Fund (l)                                                          822
                    ---------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $822) - 0.8%                                                 822
                    ===============================================================================================================
                    Total Investments (Cost - $100,081**) - 102.1%                                                          106,116

                    Liabilities in Excess of Other Assets - (2.1%)                                                           (2,142)
                                                                                                                           --------
                    Net Assets - 100.0%                                                                                    $103,974
                                                                                                                           ========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 100,081
                                                                      =========
      Gross unrealized appreciation                                   $   6,042
      Gross unrealized depreciation                                          (7)
                                                                      ---------
      Net unrealized appreciation                                     $   6,035
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.

Merrill Lynch New Jersey Municipal Bond Fund
Schedule of Investments as of April 30, 2005

(e)   MBIA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h)   GNMA Collateralized.
(i)   Radian Insured.
(j)   FHA Insured.
(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(l) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund               809                 $10
      --------------------------------------------------------------------------

      Financial futures contracts sold as of April 30, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Number of                       Expiration                      Unrealized
      Contracts    Issue                 Date         Face Value    Depreciation
      --------------------------------------------------------------------------
         200       10-Year U.S.
                   Treasury Note       June 2005        $21,960           $(325)
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of April 30, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                        Notional     Unrealized
                                                         Amount     Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to the 7-Day Bond
         Market Association Municipal Swap
         Index Rate and pay a fixed rate of 3.759%
      Broker, JPMorgan Chase Bank
         Expires November 2018                           $ 960              $(1)

      Receive a variable rate equal to the 7-Day Bond
         Market Association Municipal Swap
         Index Rate and pay a fixed rate of 3.971%
      Broker, JPMorgan Chase Bank
         Expires August 2026                             $2,020              (6)
      --------------------------------------------------------------------------
      Total                                                                 $(7)
                                                                            ===

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New Jersey Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New Jersey Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005